Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨) Client	Mar. 31, 2023 USD ($) Client	Mar. 31, 2022 INR (₨) Client	Mar. 31, 2021 INR (₨) Client
Disclosure of operating segments [line items]
No client individually accounted for more than 10% of revenues | Client		0	0	0	0
Other operating income/(loss)		₨ 0	$ 0	₨ 2,186	₨ (81)
Restructuring cost		1,355		0	0
Stock compensation expense recognized	[1]	3,958		4,164	2,897
Revenues		904,876	$ 11,011	790,934	619,430
Contributions made to Covid - 19					991
Marketing Related Intangible Assets and Software Platform Allocated to IT Services [Member]
Disclosure of operating segments [line items]
Impairment charge					674
Unallocated Marketing Related Intangible Assets and Software Platform [Member]
Disclosure of operating segments [line items]
Impairment charge					302
Customer-related intangible assets [member]
Disclosure of operating segments [line items]
Additional amortization due to change in useful life					795
India [member]
Disclosure of operating segments [line items]
Revenues		25,115		25,939	27,156
Americas 1 [member]
Disclosure of operating segments [line items]
Impairment charge					1,250
Europe [Member]
Disclosure of operating segments [line items]
Impairment charge					192
Operating Segments [member]
Disclosure of operating segments [line items]
Other operating income/(loss)				2,186	(81)
Revenues		909,348		795,289	622,425
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenues		897,478		781,824	605,815
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenues		261,270		217,874	178,091
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenues		278,374		239,404	179,821
Information Technology Services [member] | Europe [Member]
Disclosure of operating segments [line items]
Revenues		256,845		233,443	165,441
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Other operating income/(loss)		0		2,186	(81)
Stock compensation expense recognized		₨ 3,958		₨ 4,164	₨ 2,897

[1]	Includes ₹ 587, ₹ 54 and ₹ (11) for the years ended March 31, 2021, 2022 and 2023, respectively, towards cash settled ADS RSUs.